Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Macro-Hedges - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	$ 4,224,974	$ 2,034,951
Loans and accounts receivable at amortized cost [Member] | Demand [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Between 1 and 3 month [Member]
Loans and account receivable at amortised cost
Macro-hedges	424,930
Loans and accounts receivable at amortized cost [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Macro-hedges	50,000
Loans and accounts receivable at amortized cost [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	3,191,574	1,476,481
Loans and accounts receivable at amortized cost [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	558,470	558,470
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member]
Loans and account receivable at amortised cost
Macro-hedges	377,928	1,134,951
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member] | Demand [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member] | Between 1 and 3 month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Macro-hedges		576,481
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Mortgage Loans [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	377,928	558,470
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Macro-hedges	3,847,046	900,000
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member] | Demand [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member] | Between 1 and 3 month [Member]
Loans and account receivable at amortised cost
Macro-hedges	424,930
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Macro-hedges	50,000
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	3,191,574	900,000
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Loans and accounts receivable at amortized cost [Member] | Commercial loans [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	180,542
Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	4,224,974	2,034,951
Hedging instrument [Member] | Demand [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Between 1 and 3 month [Member]
Loans and account receivable at amortised cost
Macro-hedges	424,930
Hedging instrument [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Macro-hedges	50,000
Hedging instrument [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	3,191,574	1,476,481
Hedging instrument [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	558,470	558,470
Hedging instrument [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Macro-hedges	2,324,974
Hedging instrument [Member] | Cross currency swaps [Member] | Demand [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | Between 1 and 3 month [Member]
Loans and account receivable at amortised cost
Macro-hedges	124,930
Hedging instrument [Member] | Cross currency swaps [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	1,641,574
Hedging instrument [Member] | Cross currency swaps [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	558,470
Hedging instrument [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Macro-hedges	1,900,000
Hedging instrument [Member] | Interest rate swaps [Member] | Demand [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Interest rate swaps [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Interest rate swaps [Member] | Between 1 and 3 month [Member]
Loans and account receivable at amortised cost
Macro-hedges	300,000
Hedging instrument [Member] | Interest rate swaps [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Macro-hedges	50,000
Hedging instrument [Member] | Interest rate swaps [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Macro-hedges	1,550,000
Hedging instrument [Member] | Interest rate swaps [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Interest rate swaps [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Macro-hedges		1,134,951
Hedging instrument [Member] | Cross currency swaps [Member] | Demand [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | Between 1 and 3 month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Macro-hedges		576,481
Hedging instrument [Member] | Cross currency swaps [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Cross currency swaps [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges		558,470
Hedging instrument [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Macro-hedges		900,000
Hedging instrument [Member] | Interest rate swaps [Member] | Demand [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Interest rate swaps [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Interest rate swaps [Member] | Between 1 and 3 month [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Interest rate swaps [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Interest rate swaps [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Macro-hedges		900,000
Hedging instrument [Member] | Interest rate swaps [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges
Hedging instrument [Member] | Interest rate swaps [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Macro-hedges